Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Prepaid Expenses and Other Current Assets

Significant components of prepaid expenses and other current assets as of December 31 are summarized as follows:

(in thousands)	2013	2012
Prepaid expenses	$42,341	24,615
Supplies inventory	12,927	8,881
Other	41,427	36,710

Total	$96,695	70,206